W. John McGuire
Partner
+1.202.373.6799
john.mcguire@morganlewis.com

VIA EDGAR

June 29, 2017

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
 Attention: File Room

Re:	Cambria ETF Trust (File Nos. 333-180879 and 811-22704)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Cambria ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 52 to the Trust’s Registration Statement on Form N‑1A, together with all exhibits thereto (“PEA No. 52”).  The purpose of PEA No. 52 is to reflect changes to (i): the name; (ii) the principal investment strategy; and (iii) make other non-material changes to the Prospectus and Statement of Additional Information for the Cambria Sovereign Bond ETF (formerly, the Cambria Sovereign High Yield Bond ETF).

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Very truly yours,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius llp 1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001